Amounts recognized in accumulated other comprehensive income that have not been recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total	$ (5,855)	$ (5,905)
Foreign Plan | Pension Plan | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,138	7,123	$ 2,281
Total	7,138	7,123	2,281
Foreign Plan | Pension Plan | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(1,283)	(1,218)
Total	$ (1,283)	$ (1,218)	$ 1,139